Consolidated Statements of Financial Position - CAD ($)	Sep. 30, 2024	Sep. 30, 2023
ASSETS
Cash and cash equivalents	$ 256,828	$ 5,407,009
Restricted short-term investment	30,000	30,000
Trade and other receivables	567,875	300,269
Inventories	533,163	542,388
Prepaid expenses and other	179,051	562,408
Deferred costs	275,438	0
Current assets	1,842,355	6,842,074
Property and equipment	311,712	417,296
Right-of-use assets	230,124	361,036
Deposit	28,806	26,076
Intangible assets	3,174,832	4,112,350
Deferred costs	29,319	0
Non-current assets	3,774,793	4,916,758
Total Assets	5,617,148	11,758,832
Liabilities
Accounts payable and accrued liabilities	1,660,637	1,649,876
Accrued royalties liability	200,000	150,000
Lease obligations	147,078	127,116
Contract liabilities	120,571	120,970
Warrant liabilities	847,295	4,335,673
Current liabilities	2,975,581	6,383,635
Accrued royalties liability	1,118,135	1,137,170
Lease obligations	155,145	302,407
Non-current liabilities	1,273,280	1,439,577
Total Liabilities	4,248,861	7,823,212
Shareholders' Equity (Deficit)
Share capital	37,822,725	33,379,110
Warrants	1,084,687	1,042,657
Contributed surplus	5,152,753	4,769,115
Accumulated other comprehensive loss	(38,520)	(39,663)
Accumulated deficit	(42,653,358)	(35,215,599)
Total Shareholders' Equity	1,368,287	3,935,620
Total Liabilities and Shareholders' Equity (Deficit)	$ 5,617,148	$ 11,758,832